Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	116 Months Ended		120 Months Ended
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Morningstar Conservative ETF Asset Allocation Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Conservative ETF Asset Allocation Portfolio (Class I)
Account Value	$ 12,681	$ 12,681	$ 12,681	$ 12,681	$ 12,681	$ 12,681	$ 12,557	$ 12,308	$ 12,581	$ 12,420	$ 12,407	$ 12,407	$ 12,007	$ 11,480	$ 11,636	$ 11,911	$ 12,007	$ 11,887	$ 11,755	$ 11,899	$ 11,827	$ 11,588	$ 11,887	$ 11,468	$ 11,635	$ 11,170	$ 11,033	$ 11,624	$ 11,964	$ 11,578	$ 12,010	$ 11,896	$ 12,407	$ 12,543	$ 12,691	$ 12,974	$ 12,852	$ 12,950	$ 12,841	$ 13,026	$ 12,982	$ 12,874	$ 12,808	$ 12,721	$ 12,548	$ 12,548	$ 12,591	$ 12,656	$ 12,476	$ 12,021	$ 12,105	$ 12,222	$ 12,148	$ 11,946	$ 11,840	$ 11,639	$ 11,226	$ 11,777	$ 11,883	$ 11,851	$ 11,724	$ 11,713	$ 11,611	$ 11,590	$ 11,508	$ 11,508	$ 11,261	$ 11,281	$ 11,220	$ 11,086	$ 11,055	$ 10,798	$ 10,811	$ 10,742	$ 10,939	$ 10,949	$ 10,939	$ 10,870	$ 10,910	$ 10,890	$ 10,949	$ 10,930	$ 11,078	$ 11,028	$ 10,967	$ 10,938	$ 10,909	$ 10,900	$ 10,842	$ 10,736	$ 10,736	$ 10,668	$ 10,582	$ 10,553	$ 10,456	$ 10,360	$ 10,274	$ 10,394	$ 10,495	$ 10,458	$ 10,449	$ 10,338	$ 10,182	$ 10,172	$ 10,099	$ 9,878	$ 9,832	$ 9,878	$ 9,964	$ 10,008	$ 9,831	$ 9,893	$ 10,070	$ 10,026	$ 10,141	$ 10,141	$ 10,106	$ 10,123	$ 10,053	$ 9,973	$ 10,034	$ 9,983		$ 9,905	$ 10,034	$ 9,923	$ 10,000
Average Annual Return, Percent	2.21%	6.68%	1.96%			2.40%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Conservative ETF Asset Allocation Portfolio (Class II)
Account Value	$ 12,360	$ 12,360	$ 12,360	12,360	12,360	$ 12,360	12,250	12,006	12,274	12,116	12,116	12,103	11,730	11,211	11,376	11,636	11,742	11,624	11,494	11,636	11,577	11,341	11,636	11,223	11,395	10,948	10,802	11,384	11,720	11,351	11,776	11,664	12,168	12,302	12,448	12,727	12,616	12,712	12,605	12,798	12,755	12,648	12,584	12,508	12,337	12,337	12,380	12,444	12,273	11,832	11,916	12,032	11,958	11,759	11,664	11,465	11,066	11,612	11,717	11,685	11,567	11,557	11,455	11,445	11,363	11,363	11,128	11,139	11,087	10,955	10,924	10,669	10,691	10,623	10,819	10,839	10,829	10,760	10,800	10,780	10,849	10,829	10,977	10,928	10,866	10,847	10,818	10,809	10,751	10,655	10,655	10,587	10,501	10,482	10,386	10,289	10,214	10,334	10,426	10,398	10,398	10,279	10,131	10,131	10,057	9,836	9,790	9,836	9,930	9,966	9,797	9,859	10,037	10,001	10,108	10,116	10,081	10,099	10,037	9,957	10,026	9,974		9,896	10,026	9,913	10,000
Average Annual Return, Percent	2.12%	6.33%	1.70%			2.14%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Income and Growth ETF Asset Allocation Portfolio (Class I)
Account Value	$ 14,715	$ 14,715	$ 14,715	14,715	14,715	$ 14,715	14,546	14,176	14,546	14,269	14,115	14,115	13,592	12,866	13,103	13,474	13,652	13,414	13,088	13,281	13,177	12,940	13,296	12,718	13,014	12,394	12,036	12,821	13,221	12,711	13,373	13,235	13,897	13,952	14,131	14,503	14,253	14,436	14,201	14,476	14,371	14,279	14,214	14,056	13,794	13,677	13,546	13,598	13,265	12,481	12,608	12,797	12,595	12,317	12,178	11,888	11,269	12,140	12,469	12,507	12,312	12,227	12,083	11,987	11,987	11,987	11,626	11,819	11,686	11,554	11,458	11,049	11,262	11,150	11,531	11,531	11,509	11,363	11,419	11,385	11,430	11,441	11,688	11,509	11,412	11,339	11,266	11,203	11,141	10,994	10,973	10,890	10,785	10,744	10,587	10,451	10,334	10,373	10,498	10,460	10,440	10,256	10,131	10,102	10,014	9,666	9,637	9,792	9,925	9,952	9,661	9,788	10,089	10,052	10,189	10,180	10,107	10,152	9,961	9,943	10,026	9,956		9,850	10,044	9,877	10,000
Average Annual Return, Percent	4.25%	9.69%	4.19%			3.94%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II)
Account Value	$ 14,352	$ 14,352	$ 14,352	14,352	14,352	$ 14,352	14,184	13,835	14,198	13,933	13,779	13,779	13,272	12,581	12,811	13,164	13,354	13,123	12,811	13,001	12,906	12,676	13,015	12,459	12,746	12,136	11,793	12,568	12,962	12,453	13,114	12,974	13,635	13,686	13,877	14,245	13,987	14,181	13,950	14,230	14,120	14,035	13,962	13,829	13,574	13,453	13,319	13,380	13,057	12,292	12,422	12,610	12,410	12,140	11,998	11,716	11,104	11,975	12,292	12,340	12,145	12,066	11,920	11,841	11,841	11,841	11,492	11,672	11,549	11,413	11,323	10,929	11,140	11,034	11,404	11,415	11,394	11,256	11,309	11,277	11,330	11,341	11,594	11,415	11,314	11,255	11,175	11,116	11,066	10,918	10,898	10,809	10,710	10,670	10,521	10,383	10,278	10,315	10,435	10,398	10,389	10,204	10,084	10,056	9,973	9,631	9,604	9,761	9,884	9,919	9,639	9,761	10,058	10,032	10,163	10,154	10,084	10,137	9,953	9,927	10,017	9,949		9,839	10,042	9,873	10,000
Average Annual Return, Percent	4.16%	9.37%	3.92%			3.68%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Balanced ETF Asset Allocation Portfolio (Class I)
Account Value	$ 16,813	$ 16,813	$ 16,813	16,813	16,813	$ 16,813	16,596	16,069	16,581	16,162	15,837	15,852	15,183	14,237	14,562	15,050	15,331	14,946	14,414	14,665	14,532	14,340	14,754	14,015	14,426	13,627	13,008	14,013	14,481	13,792	14,728	14,577	15,417	15,348	15,568	16,036	15,605	15,930	15,527	15,917	15,722	15,657	15,592	15,371	14,993	14,720	14,408	14,447	13,996	12,865	13,041	13,317	12,978	12,638	12,450	12,060	11,205	12,487	13,066	13,204	12,929	12,784	12,579	12,423	12,507	12,519	12,026	12,387	12,194	12,050	11,893	11,328	11,754	11,594	12,171	12,160	12,128	11,915	12,000	11,947	11,979	12,011	12,374	12,053	11,934	11,806	11,678	11,550	11,501	11,314	11,265	11,166	11,048	10,989	10,792	10,606	10,464	10,400	10,556	10,519	10,500	10,235	10,124	10,079	9,978	9,501	9,492	9,758	9,927	9,945	9,551	9,726	10,155	10,120	10,278	10,251	10,172	10,225	9,945	9,954	10,034	9,949		9,779	10,051	9,830	10,000
Average Annual Return, Percent	6.06%	12.49%	6.08%			5.33%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Balanced ETF Asset Allocation Portfolio (Class II)
Account Value	$ 16,399	$ 16,399	$ 16,399	16,399	16,399	$ 16,399	16,190	15,684	16,176	15,773	15,461	15,476	14,829	13,916	14,230	14,701	14,986	14,615	14,088	14,344	14,216	14,031	14,444	13,717	14,132	13,346	12,732	13,732	14,186	13,519	14,439	14,292	15,119	15,052	15,279	15,745	15,325	15,641	15,249	15,628	15,439	15,388	15,325	15,110	14,730	14,478	14,174	14,212	13,772	12,657	12,840	13,110	12,779	12,448	12,265	11,885	11,052	12,314	12,877	13,024	12,756	12,603	12,415	12,262	12,356	12,356	11,885	12,238	12,050	11,909	11,756	11,203	11,622	11,476	12,041	12,031	12,000	11,800	11,874	11,832	11,863	11,905	12,262	11,947	11,831	11,705	11,579	11,462	11,414	11,230	11,181	11,085	10,978	10,910	10,716	10,542	10,398	10,335	10,498	10,462	10,444	10,181	10,081	10,036	9,936	9,455	9,455	9,718	9,887	9,913	9,522	9,705	10,130	10,087	10,252	10,234	10,156	10,208	9,930	9,939	10,025	9,941		9,772	10,051	9,823	10,000
Average Annual Return, Percent	5.97%	12.21%	5.83%			5.07%
Morningstar Growth ETF Asset Allocation Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Growth ETF Asset Allocation Portfolio (Class I)
Account Value	$ 19,137	$ 19,137	$ 19,137	19,137	19,137	$ 19,137	18,862	18,159	18,816	18,235	17,686	17,731	16,873	15,689	16,127	16,727	17,122	16,595	15,806	16,127	15,952	15,791	16,274	15,338	15,889	14,898	13,990	15,228	15,779	14,912	16,136	15,971	16,989	16,797	17,058	17,622	17,027	17,486	16,896	17,381	17,106	17,067	17,014	16,713	16,228	15,796	15,298	15,311	14,711	13,225	13,450	13,812	13,312	12,900	12,663	12,188	11,152	12,800	13,624	13,887	13,525	13,302	13,033	12,811	12,998	12,998	12,378	12,940	12,659	12,518	12,284	11,559	12,203	12,007	12,781	12,760	12,719	12,430	12,533	12,461	12,482	12,554	13,029	12,544	12,388	12,204	12,030	11,837	11,799	11,557	11,480	11,364	11,229	11,142	10,901	10,659	10,500	10,355	10,545	10,500	10,482	10,137	10,055	9,991	9,891	9,292	9,310	9,701	9,894	9,903	9,410	9,639	10,185	10,150	10,326	10,282	10,185	10,247	9,859	9,921	10,017	9,922		9,714	10,052	9,801	10,000
Average Annual Return, Percent	7.92%	15.31%	8.04%			6.71%
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Growth ETF Asset Allocation Portfolio (Class II)
Account Value	$ 18,651	$ 18,651	$ 18,651	18,651	18,651	$ 18,651	18,391	17,705	18,346	17,797	17,248	17,293	16,465	15,310	15,749	16,334	16,728	16,217	15,442	15,763	15,588	15,442	15,909	15,003	15,545	14,580	13,698	14,911	15,448	14,608	15,807	15,641	16,661	16,468	16,730	17,295	16,696	17,156	16,578	17,064	16,788	16,749	16,709	16,420	15,947	15,527	15,028	15,054	14,463	13,008	13,233	13,585	13,095	12,694	12,468	12,004	10,988	12,606	13,421	13,685	13,333	13,109	12,862	12,638	12,827	12,827	12,227	12,780	12,509	12,368	12,144	11,426	12,062	11,875	12,633	12,623	12,581	12,301	12,404	12,332	12,353	12,436	12,903	12,425	12,276	12,101	11,926	11,741	11,702	11,459	11,391	11,274	11,147	11,060	10,826	10,593	10,427	10,290	10,482	10,436	10,418	10,079	10,005	9,941	9,840	9,244	9,272	9,657	9,852	9,870	9,371	9,612	10,146	10,119	10,298	10,262	10,164	10,217	9,834	9,906	10,009	9,903		9,701	10,044	9,789	10,000
Average Annual Return, Percent	7.85%	15.01%	7.77%			6.43%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class I)
Account Value	$ 20,907	$ 20,907	$ 20,907	20,907	20,907	$ 20,907	20,592	19,744	20,497	19,785	19,033	19,101	18,101	16,720	17,246	17,956	18,443	17,772	16,785	17,180	16,956	16,851	17,390	16,312	16,965	15,807	14,650	16,093	16,666	15,683	17,139	16,940	18,097	17,799	18,085	18,732	17,972	18,562	17,816	18,405	18,044	18,032	18,008	17,635	17,046	16,480	15,783	15,795	15,033	13,260	13,526	13,943	13,329	12,889	12,634	12,112	10,930	12,889	13,943	14,314	13,890	13,604	13,308	13,011	13,275	13,297	12,582	13,275	12,945	12,813	12,538	11,691	12,515	12,298	13,217	13,207	13,128	12,792	12,901	12,802	12,802	12,901	13,454	12,871	12,696	12,466	12,255	12,007	11,979	11,703	11,611	11,483	11,345	11,244	10,977	10,710	10,526	10,310	10,509	10,457	10,431	10,034	9,973	9,904	9,801	9,153	9,179	9,611	9,821	9,830	9,294	9,554	10,156	10,123	10,307	10,265	10,156	10,223	9,788	9,872	9,984	9,885		9,655	10,041	9,770	10,000
Average Annual Return, Percent	9.46%	17.64%	9.47%			7.65%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class II)
Account Value	$ 20,383	$ 20,383	$ 20,383	20,383	20,383	$ 20,383	20,086	19,260	20,004	19,314	18,583	18,651	17,679	16,323	16,844	17,549	18,018	17,379	16,414	16,805	16,597	16,492	17,014	15,958	16,612	15,475	14,350	15,759	16,328	15,364	16,797	16,612	17,749	17,452	17,749	18,379	17,638	18,224	17,494	18,069	17,722	17,710	17,686	17,327	16,764	16,202	15,532	15,532	14,784	13,051	13,317	13,721	13,132	12,693	12,451	11,931	10,776	12,705	13,744	14,125	13,703	13,418	13,132	12,836	13,111	13,122	12,430	13,122	12,792	12,660	12,397	11,562	12,376	12,159	13,078	13,068	12,999	12,663	12,771	12,673	12,683	12,781	13,334	12,752	12,587	12,366	12,145	11,906	11,887	11,611	11,519	11,399	11,261	11,169	10,902	10,644	10,464	10,248	10,447	10,395	10,378	9,988	9,927	9,857	9,753	9,112	9,147	9,571	9,783	9,791	9,260	9,522	10,128	10,095	10,289	10,238	10,128	10,204	9,766	9,850	9,967	9,876		9,644	10,033	9,768	10,000
Average Annual Return, Percent	9.29%	17.29%	9.21%			7.38%
ALPS/Alerian Energy Infrastructure Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name						ALPS | Alerian Energy Infrastructure Portfolio (Class I)
Account Value	$ 13,504	$ 13,504	$ 13,504	13,504	13,504	$ 13,504	13,135	12,681	12,765	11,952	11,488	11,435	11,512	10,766	10,836	10,927	10,998	10,544	9,847	10,221	9,999	10,069	10,503	10,009	10,680	10,256	9,168	10,295	10,295	9,303	10,718	10,063	10,295	9,592	9,178	8,494	8,368	9,046	8,584	8,207	8,339	8,716	8,330	7,802	7,378	6,898	6,426	6,144	6,086	5,110	5,110	5,758	5,612	5,648	5,831	5,438	4,124	7,026	7,838	8,176	7,540	7,700	7,995	7,799	8,040	8,219	7,977	8,147	8,236	7,942	7,843	6,771	7,498	7,507	8,116	8,264	8,386	8,090	7,951	7,568	7,211	7,463	8,351	8,317	8,025	8,085	8,383	8,170	8,442	8,213	8,110	8,408	8,562	8,519	8,459	8,357	8,025	7,717	8,092	7,676	7,459	7,434	7,060	6,901	6,269	5,669	5,628	5,911	6,414	7,003	6,549	7,625	8,206	8,557	9,003	9,465	8,971	9,043	8,828	9,489	9,475	9,765		9,953	10,290	9,678	10,000
Average Annual Return, Percent	18.10%	28.08%	10.44%			3.05%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
Account Value [Line Items]
Line Graph and Table Measure Name						ALPS | Alerian Energy Infrastructure Portfolio (Class III)
Account Value	$ 13,009	$ 13,009	$ 13,009	$ 13,009	13,009	$ 13,009	12,652	12,224	12,305	11,531	11,082	11,031	11,113	10,389	10,457	10,555	10,623	10,193	9,518	9,880	9,675	9,743	10,164	9,684	10,341	9,939	8,891	9,976	9,986	9,022	10,407	9,771	9,995	9,312	8,919	8,254	8,138	8,790	8,349	7,982	8,111	8,487	8,111	7,606	7,184	6,725	6,267	5,991	5,939	4,983	4,983	5,626	5,483	5,519	5,698	5,323	4,028	6,877	7,671	8,002	7,383	7,541	7,839	7,646	7,883	8,059	7,831	7,997	8,085	7,795	7,699	6,645	7,365	7,374	7,976	8,131	8,252	7,968	7,821	7,451	7,099	7,357	8,226	8,200	7,907	7,974	8,269	8,058	8,337	8,109	8,008	8,312	8,463	8,421	8,371	8,269	7,950	7,652	8,016	7,610	7,395	7,371	6,998	6,849	6,229	5,633	5,592	5,873	6,376	6,965	6,520	7,585	8,165	8,515	8,960	9,422	8,929	9,008	8,801	9,461	9,448	9,756		9,945	10,284	9,669	10,000
Average Annual Return, Percent	17.93%	27.63%	10.05%			2.67%
ALPS Global Opportunity Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name				ALPS Global Opportunity Portfolio (Class I)
Account Value	$ 23,610	$ 23,610	$ 23,610	$ 23,610	$ 23,610	$ 23,610	23,896	22,769	23,228	22,693	22,005	21,795	20,381	18,204	19,121	19,369	19,598	18,872	18,089	18,051	17,593	17,994	18,395	16,867	17,767	16,321	15,175	17,208	18,440	16,722	18,855	18,869	21,103	21,074	21,976	23,651	22,713	23,504	21,962	22,931	22,426	21,552	21,266	21,020	19,669	19,246	18,550	19,000	17,660	15,494	15,814	16,216	15,376	14,535	14,121	13,399	12,038	15,861	17,589	17,341	16,557	15,984	15,469	15,083	15,153	15,036	14,193	14,790	14,041	13,912	13,526	12,356	13,247	13,410	14,687	14,338	14,283	13,891	13,956	14,229	14,054	14,316	15,080	14,076	13,875	13,949	13,896	13,557	13,653	13,240	13,060	12,541	11,958	11,842	11,683	11,217	11,029	10,919	11,059	10,778	10,698	10,196	10,568	10,558	10,397	9,504	9,644	10,367	10,530	10,730	10,330	10,760	11,320	11,230	11,380	11,190	10,830	10,980	10,450	10,480	10,430	10,110	$ 10,000
Average Annual Return, Percent	8.33%	25.10%	9.44%		9.28%
ALPS Global Opportunity Portfolio - Class III
Account Value [Line Items]
Line Graph and Table Measure Name				ALPS Global Opportunity Portfolio (Class III)
Account Value	$ 22,871	$ 22,871	$ 22,871	$ 22,871	$ 22,871	$ 22,871	23,165	22,057	22,507	22,005	21,330	21,139	19,772	17,659	18,560	18,802	19,044	18,335	17,590	17,555	17,105	17,504	17,884	16,413	17,288	15,882	14,781	16,771	17,978	16,293	18,376	18,403	20,579	20,566	21,441	23,087	22,189	22,964	21,464	22,418	21,934	21,082	20,803	20,574	19,251	18,844	18,171	18,628	17,307	15,191	15,514	15,904	15,091	14,267	13,866	13,153	11,828	15,592	17,285	17,051	16,291	15,718	15,222	14,848	14,914	14,815	13,989	14,573	13,846	13,724	13,339	12,193	13,073	13,238	14,508	14,167	14,116	13,734	13,796	14,074	13,909	14,167	14,932	13,940	13,748	13,829	13,778	13,446	13,546	13,133	12,961	12,447	11,872	11,761	11,610	11,156	10,963	10,853	11,003	10,723	10,643	10,152	10,522	10,522	10,362	9,461	9,611	10,332	10,490	10,690	10,300	10,730	11,280	11,200	11,350	11,170	10,810	10,960	10,440	10,470	10,420	10,110	10,000
Average Annual Return, Percent	8.19%	24.74%	9.07%		8.92%
Morningstar Conservative ETF Asset Allocation Portfolio Class I - Conservative Blended Benchmark- 1
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Blended Benchmark- 1
Account Value	$ 13,285	$ 13,285	$ 13,285	13,285	$ 13,285	$ 13,285	13,166	12,915	13,228	13,060	13,049	13,087	12,599	11,973	12,165	12,500	12,635	12,516	12,362	12,494	12,411	12,115	12,414	11,975	12,091	11,587	11,504	12,129	12,491	12,096	12,529	12,492	13,113	13,315	13,504	13,869	13,776	13,842	13,714	13,946	13,893	13,760	13,694	13,611	13,401	13,457	13,523	13,602	13,410	12,951	13,029	13,135	13,012	12,671	12,524	12,328	11,891	12,421	12,516	12,391	12,285	12,238	12,138	12,141	12,004	11,974	11,676	11,692	11,607	11,445	11,384	11,084	11,122	11,050	11,294	11,331	11,263	11,186	11,202	11,167	11,224	11,209	11,368	11,266	11,204	11,129	11,083	11,074	10,995	10,875	10,865	10,750	10,648	10,630	10,513	10,423	10,373	10,531	10,673	10,647	10,647	10,498	10,344	10,349	10,258	9,992	9,909	9,952	10,000	10,059	9,887	9,921	10,057	9,999	10,104	10,144	10,090	10,113	10,045	9,993	10,036	9,981		9,901	10,060	9,933	10,000
Average Annual Return, Percent	1.51%	6.14%	2.10%			2.88%
Morningstar Conservative ETF Asset Allocation Portfolio Class II - Conservative Blended Benchmark- 1
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Blended Benchmark- 1
Account Value	$ 13,285	$ 13,285	$ 13,285	13,285	13,285	$ 13,285	13,166	12,915	13,228	13,060	13,049	13,087	12,599	11,973	12,165	12,500	12,635	12,516	12,362	12,494	12,411	12,115	12,414	11,975	12,091	11,587	11,504	12,129	12,491	12,096	12,529	12,492	13,113	13,315	13,504	13,869	13,776	13,842	13,714	13,946	13,893	13,760	13,694	13,611	13,401	13,457	13,523	13,602	13,410	12,951	13,029	13,135	13,012	12,671	12,524	12,328	11,891	12,421	12,516	12,391	12,285	12,238	12,138	12,141	12,004	11,974	11,676	11,692	11,607	11,445	11,384	11,084	11,122	11,050	11,294	11,331	11,263	11,186	11,202	11,167	11,224	11,209	11,368	11,266	11,204	11,129	11,083	11,074	10,995	10,875	10,865	10,750	10,648	10,630	10,513	10,423	10,373	10,531	10,673	10,647	10,647	10,498	10,344	10,349	10,258	9,992	9,909	9,952	10,000	10,059	9,887	9,921	10,057	9,999	10,104	10,144	10,090	10,113	10,045	9,993	10,036	9,981		9,901	10,060	9,933	10,000
Average Annual Return, Percent	1.51%	6.14%	2.10%			2.88%
Morningstar Income & Growth ETF Asset Allocation Portfolio Class I - Income & Growth Benchmark- 1
Account Value [Line Items]
Line Graph and Table Measure Name						Income & Growth Benchmark- 1
Account Value	$ 15,807	$ 15,807	$ 15,807	15,807	15,807	$ 15,807	15,616	15,230	15,658	15,386	15,212	15,229	14,600	13,729	14,013	14,468	14,685	14,447	14,103	14,246	14,131	13,784	14,143	13,523	13,768	13,096	12,818	13,689	14,132	13,531	14,211	14,178	15,033	15,127	15,380	15,919	15,684	15,834	15,519	15,883	15,735	15,586	15,467	15,351	15,000	14,944	14,899	14,975	14,640	13,833	13,971	14,174	13,855	13,402	13,187	12,873	12,175	13,062	13,407	13,330	13,138	13,004	12,841	12,782	12,739	12,693	12,252	12,449	12,273	12,104	11,965	11,490	11,747	11,640	12,069	12,094	11,982	11,831	11,848	11,781	11,806	11,850	12,100	11,864	11,772	11,644	11,547	11,477	11,404	11,243	11,216	11,078	10,958	10,923	10,747	10,614	10,520	10,582	10,744	10,712	10,703	10,477	10,364	10,345	10,243	9,860	9,804	9,982	10,067	10,115	9,797	9,903	10,168	10,096	10,230	10,246	10,158	10,204	10,014	10,020	10,078	9,987		9,885	10,081	9,906	10,000
Average Annual Return, Percent	3.79%	9.41%	4.49%			4.69%
Morningstar Income & Growth ETF Asset Allocation Portfolio Class II - Income & Growth Benchmark- 1
Account Value [Line Items]
Line Graph and Table Measure Name						Income & Growth Benchmark- 1
Account Value	$ 15,807	$ 15,807	$ 15,807	15,807	15,807	$ 15,807	15,616	15,230	15,658	15,386	15,212	15,229	14,600	13,729	14,013	14,468	14,685	14,447	14,103	14,246	14,131	13,784	14,143	13,523	13,768	13,096	12,818	13,689	14,132	13,531	14,211	14,178	15,033	15,127	15,380	15,919	15,684	15,834	15,519	15,883	15,735	15,586	15,467	15,351	15,000	14,944	14,899	14,975	14,640	13,833	13,971	14,174	13,855	13,402	13,187	12,873	12,175	13,062	13,407	13,330	13,138	13,004	12,841	12,782	12,739	12,693	12,252	12,449	12,273	12,104	11,965	11,490	11,747	11,640	12,069	12,094	11,982	11,831	11,848	11,781	11,806	11,850	12,100	11,864	11,772	11,644	11,547	11,477	11,404	11,243	11,216	11,078	10,958	10,923	10,747	10,614	10,520	10,582	10,744	10,712	10,703	10,477	10,364	10,345	10,243	9,860	9,804	9,982	10,067	10,115	9,797	9,903	10,168	10,096	10,230	10,246	10,158	10,204	10,014	10,020	10,078	9,987		9,885	10,081	9,906	10,000
Average Annual Return, Percent	3.79%	9.41%	4.49%			4.69%
Morningstar Balanced ETF Asset Allocation Portfolio Class I - Balanced Blended Benchmark- 1
Account Value [Line Items]
Line Graph and Table Measure Name						Balanced Blended Benchmark- 1
Account Value	$ 18,671	$ 18,671	$ 18,671	18,671	18,671	$ 18,671	18,388	17,835	18,396	17,993	17,599	17,585	16,800	15,645	16,035	16,627	16,943	16,554	15,971	16,121	15,967	15,571	15,988	15,162	15,564	14,705	14,189	15,337	15,861	15,025	15,996	15,971	17,095	17,036	17,361	18,103	17,691	17,947	17,402	17,922	17,657	17,495	17,316	17,160	16,645	16,451	16,267	16,337	15,841	14,654	14,858	15,168	14,631	14,063	13,779	13,341	12,382	13,647	14,279	14,263	13,973	13,743	13,512	13,383	13,452	13,388	12,796	13,199	12,923	12,751	12,527	11,871	12,373	12,228	12,862	12,871	12,711	12,480	12,497	12,395	12,383	12,494	12,841	12,456	12,334	12,146	11,995	11,858	11,796	11,591	11,546	11,385	11,250	11,196	10,962	10,785	10,645	10,606	10,787	10,747	10,731	10,429	10,362	10,319	10,208	9,715	9,686	10,002	10,122	10,160	9,699	9,877	10,273	10,189	10,349	10,340	10,218	10,289	9,976	10,043	10,116	9,992		9,870	10,100	9,880	10,000
Average Annual Return, Percent	6.17%	12.79%	6.88%			6.44%
Morningstar Balanced ETF Asset Allocation Portfolio Class II - Balanced Blended Benchmark- 1
Account Value [Line Items]
Line Graph and Table Measure Name						Balanced Blended Benchmark- 1
Account Value	$ 18,671	$ 18,671	$ 18,671	18,671	18,671	$ 18,671	18,388	17,835	18,396	17,993	17,599	17,585	16,800	15,645	16,035	16,627	16,943	16,554	15,971	16,121	15,967	15,571	15,988	15,162	15,564	14,705	14,189	15,337	15,861	15,025	15,996	15,971	17,095	17,036	17,361	18,103	17,691	17,947	17,402	17,922	17,657	17,495	17,316	17,160	16,645	16,451	16,267	16,337	15,841	14,654	14,858	15,168	14,631	14,063	13,779	13,341	12,382	13,647	14,279	14,263	13,973	13,743	13,512	13,383	13,452	13,388	12,796	13,199	12,923	12,751	12,527	11,871	12,373	12,228	12,862	12,871	12,711	12,480	12,497	12,395	12,383	12,494	12,841	12,456	12,334	12,146	11,995	11,858	11,796	11,591	11,546	11,385	11,250	11,196	10,962	10,785	10,645	10,606	10,787	10,747	10,731	10,429	10,362	10,319	10,208	9,715	9,686	10,002	10,122	10,160	9,699	9,877	10,273	10,189	10,349	10,340	10,218	10,289	9,976	10,043	10,116	9,992		9,870	10,100	9,880	10,000
Average Annual Return, Percent	6.17%	12.79%	6.88%			6.44%
Morningstar Growth ETF Asset Allocation Portfolio Class I - Growth Blended Benchmark- 1
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Blended Benchmark- 1
Account Value	$ 21,898	$ 21,898	$ 21,898	21,898	21,898	$ 21,898	21,505	20,751	21,455	20,891	20,209	20,150	19,202	17,730	18,237	18,976	19,407	18,830	17,953	18,100	17,903	17,465	17,929	16,879	17,466	16,407	15,605	17,049	17,649	16,553	17,856	17,844	19,258	18,994	19,393	20,358	19,736	20,118	19,301	19,999	19,595	19,428	19,180	18,983	18,284	17,920	17,571	17,628	16,955	15,369	15,641	16,068	15,295	14,615	14,264	13,703	12,492	14,142	15,095	15,156	14,761	14,426	14,123	13,916	14,116	14,035	13,288	13,924	13,540	13,372	13,056	12,214	12,991	12,806	13,663	13,652	13,440	13,120	13,137	12,999	12,942	13,128	13,578	13,027	12,873	12,623	12,414	12,206	12,156	11,909	11,843	11,662	11,513	11,440	11,148	10,928	10,743	10,595	10,792	10,746	10,722	10,349	10,333	10,267	10,148	9,554	9,553	10,010	10,164	10,189	9,590	9,842	10,370	10,274	10,458	10,424	10,266	10,364	9,928	10,063	10,150	9,993		9,853	10,117	9,855	10,000
Average Annual Return, Percent	8.68%	16.30%	9.31%			8.15%
Morningstar Growth ETF Asset Allocation Portfolio Class II - Growth Blended Benchmark- 1
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Blended Benchmark- 1
Account Value	$ 21,898	$ 21,898	$ 21,898	21,898	21,898	$ 21,898	21,505	20,751	21,455	20,891	20,209	20,150	19,202	17,730	18,237	18,976	19,407	18,830	17,953	18,100	17,903	17,465	17,929	16,879	17,466	16,407	15,605	17,049	17,649	16,553	17,856	17,844	19,258	18,994	19,393	20,358	19,736	20,118	19,301	19,999	19,595	19,428	19,180	18,983	18,284	17,920	17,571	17,628	16,955	15,369	15,641	16,068	15,295	14,615	14,264	13,703	12,492	14,142	15,095	15,156	14,761	14,426	14,123	13,916	14,116	14,035	13,288	13,924	13,540	13,372	13,056	12,214	12,991	12,806	13,663	13,652	13,440	13,120	13,137	12,999	12,942	13,128	13,578	13,027	12,873	12,623	12,414	12,206	12,156	11,909	11,843	11,662	11,513	11,440	11,148	10,928	10,743	10,595	10,792	10,746	10,722	10,349	10,333	10,267	10,148	9,554	9,553	10,010	10,164	10,189	9,590	9,842	10,370	10,274	10,458	10,424	10,266	10,364	9,928	10,063	10,150	9,993		9,853	10,117	9,855	10,000
Average Annual Return, Percent	8.68%	16.30%	9.31%			8.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I - Aggressive Growth Blended Benchmark - 1
Account Value [Line Items]
Line Graph and Table Measure Name						Aggressive Growth Blended Benchmark - 1
Account Value	$ 24,728	$ 24,728	$ 24,728	24,728	24,728	$ 24,728	24,224	23,282	24,117	23,403	22,450	22,343	21,253	19,502	20,112	20,980	21,511	20,765	19,625	19,760	19,526	19,054	19,555	18,310	19,069	17,844	16,790	18,487	19,148	17,822	19,413	19,413	21,078	20,625	21,089	22,254	21,444	21,934	20,873	21,724	21,195	21,023	20,709	20,480	19,621	19,107	18,614	18,661	17,844	15,935	16,264	16,788	15,822	15,057	14,653	13,992	12,585	14,543	15,759	15,881	15,400	14,976	14,616	14,345	14,653	14,554	13,684	14,512	14,038	13,872	13,480	12,491	13,496	13,277	14,318	14,290	14,030	13,637	13,651	13,478	13,384	13,633	14,167	13,486	13,307	13,006	12,750	12,484	12,446	12,168	12,086	11,892	11,732	11,647	11,308	11,055	10,836	10,599	10,806	10,756	10,725	10,300	10,323	10,237	10,114	9,447	9,469	10,033	10,214	10,227	9,526	9,831	10,461	10,356	10,558	10,501	10,320	10,436	9,907	10,092	10,188	10,004		9,848	10,132	9,836	10,000
Average Annual Return, Percent	10.67%	19.08%	11.18%			9.48%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II - Aggressive Growth Blended Benchmark - 1
Account Value [Line Items]
Line Graph and Table Measure Name						Aggressive Growth Blended Benchmark - 1
Account Value	$ 24,728	$ 24,728	$ 24,728	24,728	24,728	$ 24,728	24,224	23,282	24,117	23,403	22,450	22,343	21,253	19,502	20,112	20,980	21,511	20,765	19,625	19,760	19,526	19,054	19,555	18,310	19,069	17,844	16,790	18,487	19,148	17,822	19,413	19,413	21,078	20,625	21,089	22,254	21,444	21,934	20,873	21,724	21,195	21,023	20,709	20,480	19,621	19,107	18,614	18,661	17,844	15,935	16,264	16,788	15,822	15,057	14,653	13,992	12,585	14,543	15,759	15,881	15,400	14,976	14,616	14,345	14,653	14,554	13,684	14,512	14,038	13,872	13,480	12,491	13,496	13,277	14,318	14,290	14,030	13,637	13,651	13,478	13,384	13,633	14,167	13,486	13,307	13,006	12,750	12,484	12,446	12,168	12,086	11,892	11,732	11,647	11,308	11,055	10,836	10,599	10,806	10,756	10,725	10,300	10,323	10,237	10,114	9,447	9,469	10,033	10,214	10,227	9,526	9,831	10,461	10,356	10,558	10,501	10,320	10,436	9,907	10,092	10,188	10,004		9,848	10,132	9,836	10,000
Average Annual Return, Percent	10.67%	19.08%	11.18%			9.48%
ALPS | Alerian Energy Infrastructure Portfolio Class I - Alerian Midstream Energy Select Index
Account Value [Line Items]
Line Graph and Table Measure Name						Alerian Midstream Energy Select Index
Account Value	$ 15,456	$ 15,456	$ 15,456	15,456	15,456	$ 15,456	15,006	14,476	14,561	13,619	13,085	12,999	13,073	12,212	12,275	12,366	12,429	11,915	11,111	11,522	11,255	11,322	11,793	11,226	11,969	11,480	10,256	11,498	11,486	10,361	11,935	11,200	11,450	10,658	10,190	9,421	9,266	10,025	9,495	9,069	9,203	9,556	9,124	8,560	8,080	7,546	7,021	6,694	6,613	5,534	5,526	6,221	6,053	6,080	6,267	5,851	4,406	7,529	8,390	8,741	8,051	8,218	8,529	8,315	8,568	8,746	8,475	8,634	8,732	8,406	8,292	7,145	7,898	7,905	8,535	8,684	8,801	8,487	8,325	7,925	7,532	7,798	8,713	8,679	8,355	8,413	8,708	8,471	8,754	8,509	8,397	8,695	8,841	8,805	8,728	8,613	8,263	7,947	8,314	7,885	7,654	7,612	7,227	7,060	6,412	5,782	5,726	6,000	6,525	7,112	6,639	7,701	8,316	8,654	9,086	9,546	9,048	9,111	8,895	9,545	9,523	9,814		9,988	10,319	9,685	10,000
Average Annual Return, Percent	18.91%	29.73%	12.06%			4.45%
ALPS | Alerian Energy Infrastructure Portfolio Class III - Alerian Midstream Energy Select Index
Account Value [Line Items]
Line Graph and Table Measure Name						Alerian Midstream Energy Select Index
Account Value	$ 15,456	$ 15,456	$ 15,456	$ 15,456	15,456	$ 15,456	15,006	14,476	14,561	13,619	13,085	12,999	13,073	12,212	12,275	12,366	12,429	11,915	11,111	11,522	11,255	11,322	11,793	11,226	11,969	11,480	10,256	11,498	11,486	10,361	11,935	11,200	11,450	10,658	10,190	9,421	9,266	10,025	9,495	9,069	9,203	9,556	9,124	8,560	8,080	7,546	7,021	6,694	6,613	5,534	5,526	6,221	6,053	6,080	6,267	5,851	4,406	7,529	8,390	8,741	8,051	8,218	8,529	8,315	8,568	8,746	8,475	8,634	8,732	8,406	8,292	7,145	7,898	7,905	8,535	8,684	8,801	8,487	8,325	7,925	7,532	7,798	8,713	8,679	8,355	8,413	8,708	8,471	8,754	8,509	8,397	8,695	8,841	8,805	8,728	8,613	8,263	7,947	8,314	7,885	7,654	7,612	7,227	7,060	6,412	5,782	5,726	6,000	6,525	7,112	6,639	7,701	8,316	8,654	9,086	9,546	9,048	9,111	8,895	9,545	9,523	9,814		9,988	10,319	9,685	10,000
Average Annual Return, Percent	18.91%	29.73%	12.06%			4.45%
ALPS Global Opportunity Portfolio Class I - Morningstar Developed Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Developed Markets Index
Account Value	$ 24,326	$ 24,326	$ 24,326	$ 24,326	$ 24,326	$ 24,326	23,929	22,918	23,828	23,071	22,152	21,949	20,855	19,070	19,688	20,585	21,110	20,403	19,239	19,473	19,159	18,688	19,144	17,889	18,607	17,386	16,224	17,914	18,681	17,302	18,977	18,974	20,681	20,172	20,636	21,858	20,967	21,518	20,423	21,280	20,758	20,454	20,205	19,934	19,070	18,491	17,989	18,123	17,346	15,349	15,794	16,326	15,318	14,641	14,279	13,588	12,240	14,215	15,541	15,666	15,211	14,796	14,420	14,122	14,432	14,365	13,494	14,321	13,839	13,688	13,285	12,301	13,333	13,178	14,268	14,215	14,032	13,638	13,657	13,549	13,398	13,669	14,253	13,565	13,382	13,097	12,857	12,556	12,541	12,249	12,188	11,942	11,758	11,644	11,339	11,074	10,813	10,636	10,864	10,800	10,793	10,341	10,473	10,409	10,241	9,577	9,633	10,261	10,447	10,487	9,741	10,116	10,809	10,641	10,879	10,832	10,600	10,742	10,151	10,329	10,433	10,243	10,000
Average Annual Return, Percent	10.83%	19.23%	11.11%		9.62%
ALPS Global Opportunity Portfolio Class III - Morningstar Developed Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Developed Markets Index
Account Value	$ 24,326	$ 24,326	$ 24,326	$ 24,326	$ 24,326	$ 24,326	23,929	22,918	23,828	23,071	22,152	21,949	20,855	19,070	19,688	20,585	21,110	20,403	19,239	19,473	19,159	18,688	19,144	17,889	18,607	17,386	16,224	17,914	18,681	17,302	18,977	18,974	20,681	20,172	20,636	21,858	20,967	21,518	20,423	21,280	20,758	20,454	20,205	19,934	19,070	18,491	17,989	18,123	17,346	15,349	15,794	16,326	15,318	14,641	14,279	13,588	12,240	14,215	15,541	15,666	15,211	14,796	14,420	14,122	14,432	14,365	13,494	14,321	13,839	13,688	13,285	12,301	13,333	13,178	14,268	14,215	14,032	13,638	13,657	13,549	13,398	13,669	14,253	13,565	13,382	13,097	12,857	12,556	12,541	12,249	12,188	11,942	11,758	11,644	11,339	11,074	10,813	10,636	10,864	10,800	10,793	10,341	10,473	10,409	10,241	9,577	9,633	10,261	10,447	10,487	9,741	10,116	10,809	10,641	10,879	10,832	10,600	10,742	10,151	10,329	10,433	10,243	10,000
Average Annual Return, Percent	10.83%	19.23%	11.11%		9.62%
Morningstar Conservative ETF Asset Allocation Portfolio Class I - Conservative Blended Benchmark- 2
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Blended Benchmark- 2
Account Value	$ 14,446	$ 14,446	$ 14,446	14,446	$ 14,446	$ 14,446	14,241	13,926	14,302	14,112	14,103	14,080	13,572	12,906	13,108	13,483	13,585	13,502	13,355	13,447	13,343	13,003	13,316	12,862	13,052	12,571	12,485	13,140	13,528	13,054	13,429	13,361	13,992	14,174	14,377	14,762	14,658	14,647	14,447	14,676	14,608	14,422	14,282	14,228	13,997	14,002	14,073	14,176	14,053	13,656	13,775	13,885	13,768	13,470	13,355	13,185	12,694	13,070	13,112	12,930	12,858	12,769	12,684	12,685	12,486	12,429	12,144	12,139	12,038	11,824	11,752	11,478	11,530	11,432	11,657	11,697	11,566	11,477	11,472	11,357	11,409	11,413	11,577	11,541	11,476	11,416	11,358	11,350	11,268	11,187	11,180	11,086	11,001	11,003	10,863	10,806	10,753	10,860	10,961	10,965	10,970	10,840	10,694	10,654	10,616	10,404	10,353	10,352	10,409	10,423	10,249	10,249	10,385	10,290	10,413	10,404	10,412	10,409	10,361	10,266	10,264	10,157		10,036	10,114	9,954	10,000
Average Annual Return, Percent	2.60%	6.99%	3.05%			3.75%
Morningstar Conservative ETF Asset Allocation Portfolio Class I - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	11,430	11,430	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,270	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115		10,017	10,085	9,975	10,000
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)			1.35%
Morningstar Conservative ETF Asset Allocation Portfolio Class II - Conservative Blended Benchmark- 2
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Blended Benchmark- 2
Account Value	$ 14,446	$ 14,446	$ 14,446	14,446	14,446	$ 14,446	14,241	13,926	14,302	14,112	14,103	14,080	13,572	12,906	13,108	13,483	13,585	13,502	13,355	13,447	13,343	13,003	13,316	12,862	13,052	12,571	12,485	13,140	13,528	13,054	13,429	13,361	13,992	14,174	14,377	14,762	14,658	14,647	14,447	14,676	14,608	14,422	14,282	14,228	13,997	14,002	14,073	14,176	14,053	13,656	13,775	13,885	13,768	13,470	13,355	13,185	12,694	13,070	13,112	12,930	12,858	12,769	12,684	12,685	12,486	12,429	12,144	12,139	12,038	11,824	11,752	11,478	11,530	11,432	11,657	11,697	11,566	11,477	11,472	11,357	11,409	11,413	11,577	11,541	11,476	11,416	11,358	11,350	11,268	11,187	11,180	11,086	11,001	11,003	10,863	10,806	10,753	10,860	10,961	10,965	10,970	10,840	10,694	10,654	10,616	10,404	10,353	10,352	10,409	10,423	10,249	10,249	10,385	10,290	10,413	10,404	10,412	10,409	10,361	10,266	10,264	10,157		10,036	10,114	9,954	10,000
Average Annual Return, Percent	2.60%	6.99%	3.05%			3.75%
Morningstar Conservative ETF Asset Allocation Portfolio Class II - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	11,430	11,430	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,270	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115		10,017	10,085	9,975	10,000
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)			1.35%
Morningstar Income & Growth ETF Asset Allocation Portfolio Class I - Income & Growth Benchmark- 2
Account Value [Line Items]
Line Graph and Table Measure Name						Income & Growth Benchmark- 2
Account Value	$ 18,055	$ 18,055	$ 18,055	18,055	18,055	$ 18,055	17,705	17,200	17,732	17,415	17,178	17,086	16,437	15,482	15,748	16,283	16,442	16,236	15,844	15,909	15,756	15,313	15,687	15,051	15,443	14,810	14,443	15,374	15,878	15,117	15,774	15,706	16,633	16,640	16,947	17,517	17,232	17,252	16,784	17,186	16,997	16,735	16,517	16,441	16,029	15,860	15,811	15,938	15,685	14,950	15,148	15,387	15,021	14,573	14,408	14,103	13,292	14,028	14,357	14,208	14,043	13,845	13,702	13,639	13,530	13,435	12,978	13,183	12,970	12,735	12,577	12,116	12,439	12,297	12,698	12,713	12,505	12,319	12,296	12,130	12,160	12,241	12,489	12,285	12,199	12,060	11,944	11,876	11,803	11,679	11,656	11,542	11,446	11,444	11,224	11,127	11,031	11,011	11,139	11,142	11,142	10,943	10,824	10,746	10,706	10,372	10,337	10,466	10,551	10,554	10,208	10,272	10,534	10,407	10,552	10,512	10,492	10,532	10,348	10,353	10,358	10,208		10,055	10,150	9,931	10,000
Average Annual Return, Percent	5.67%	11.20%	6.09%			6.09%
Morningstar Income & Growth ETF Asset Allocation Portfolio Class I - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	11,430	11,430	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,270	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115		10,017	10,085	9,975	10,000
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)			1.35%
Morningstar Income & Growth ETF Asset Allocation Portfolio Class I - Bloomberg U.S. 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1000 Index
Account Value	$ 32,383	$ 32,383	$ 32,383	32,383	32,383	$ 32,383	31,336	29,924	31,272	30,298	28,735	28,345	27,007	24,688	25,307	26,551	27,028	26,126	24,472	24,336	24,051	23,309	23,886	22,378	23,765	22,559	20,898	23,039	23,958	21,907	23,876	23,937	26,317	25,479	26,210	27,827	26,788	27,148	25,381	26,595	25,838	25,298	24,637	24,546	23,300	22,476	21,830	21,995	21,111	18,889	19,342	20,070	18,699	17,688	17,302	16,421	14,505	16,706	18,190	18,158	17,659	17,017	16,668	16,392	16,690	16,425	15,356	16,386	15,751	15,489	14,976	13,808	15,198	14,880	16,025	15,970	15,454	14,939	14,844	14,472	14,427	14,759	15,319	14,516	14,359	13,935	13,619	13,332	13,295	13,039	12,944	12,777	12,640	12,629	12,160	11,919	11,700	11,260	11,486	11,474	11,459	11,036	11,011	10,810	10,751	10,056	10,064	10,641	10,829	10,792	9,989	10,270	10,926	10,718	10,925	10,778	10,709	10,842	10,253	10,541	10,566	10,302		10,055	10,240	9,836	10,000
Average Annual Return, Percent	14.25%	23.95%	14.54%			12.47%
Morningstar Income & Growth ETF Asset Allocation Portfolio Class II - Income & Growth Benchmark- 2
Account Value [Line Items]
Line Graph and Table Measure Name						Income & Growth Benchmark- 2
Account Value	$ 18,055	$ 18,055	$ 18,055	18,055	18,055	$ 18,055	17,705	17,200	17,732	17,415	17,178	17,086	16,437	15,482	15,748	16,283	16,442	16,236	15,844	15,909	15,756	15,313	15,687	15,051	15,443	14,810	14,443	15,374	15,878	15,117	15,774	15,706	16,633	16,640	16,947	17,517	17,232	17,252	16,784	17,186	16,997	16,735	16,517	16,441	16,029	15,860	15,811	15,938	15,685	14,950	15,148	15,387	15,021	14,573	14,408	14,103	13,292	14,028	14,357	14,208	14,043	13,845	13,702	13,639	13,530	13,435	12,978	13,183	12,970	12,735	12,577	12,116	12,439	12,297	12,698	12,713	12,505	12,319	12,296	12,130	12,160	12,241	12,489	12,285	12,199	12,060	11,944	11,876	11,803	11,679	11,656	11,542	11,446	11,444	11,224	11,127	11,031	11,011	11,139	11,142	11,142	10,943	10,824	10,746	10,706	10,372	10,337	10,466	10,551	10,554	10,208	10,272	10,534	10,407	10,552	10,512	10,492	10,532	10,348	10,353	10,358	10,208		10,055	10,150	9,931	10,000
Average Annual Return, Percent	5.67%	11.20%	6.09%			6.09%
Morningstar Income & Growth ETF Asset Allocation Portfolio Class II - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	11,430	11,430	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,270	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115		10,017	10,085	9,975	10,000
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)			1.35%
Morningstar Income & Growth ETF Asset Allocation Portfolio Class II - Bloomberg U.S. 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1000 Index
Account Value	$ 32,383	$ 32,383	$ 32,383	32,383	32,383	$ 32,383	31,336	29,924	31,272	30,298	28,735	28,345	27,007	24,688	25,307	26,551	27,028	26,126	24,472	24,336	24,051	23,309	23,886	22,378	23,765	22,559	20,898	23,039	23,958	21,907	23,876	23,937	26,317	25,479	26,210	27,827	26,788	27,148	25,381	26,595	25,838	25,298	24,637	24,546	23,300	22,476	21,830	21,995	21,111	18,889	19,342	20,070	18,699	17,688	17,302	16,421	14,505	16,706	18,190	18,158	17,659	17,017	16,668	16,392	16,690	16,425	15,356	16,386	15,751	15,489	14,976	13,808	15,198	14,880	16,025	15,970	15,454	14,939	14,844	14,472	14,427	14,759	15,319	14,516	14,359	13,935	13,619	13,332	13,295	13,039	12,944	12,777	12,640	12,629	12,160	11,919	11,700	11,260	11,486	11,474	11,459	11,036	11,011	10,810	10,751	10,056	10,064	10,641	10,829	10,792	9,989	10,270	10,926	10,718	10,925	10,778	10,709	10,842	10,253	10,541	10,566	10,302		10,055	10,240	9,836	10,000
Average Annual Return, Percent	14.25%	23.95%	14.54%			12.47%
Morningstar Balanced ETF Asset Allocation Portfolio Class I - Balanced Blended Benchmark- 2
Account Value [Line Items]
Line Graph and Table Measure Name						Balanced Blended Benchmark- 2
Account Value	$ 22,369	$ 22,369	$ 22,369	22,369	22,369	$ 22,369	21,819	21,055	21,797	21,308	20,753	20,566	19,739	18,411	18,759	19,503	19,738	19,368	18,652	18,680	18,463	17,894	18,342	17,478	18,134	17,311	16,586	17,866	18,517	17,393	18,415	18,349	19,662	19,434	19,875	20,687	20,164	20,225	19,411	20,036	19,691	19,334	19,017	18,914	18,274	17,889	17,693	17,849	17,438	16,306	16,599	16,990	16,336	15,715	15,493	15,036	13,875	15,021	15,688	15,578	15,304	14,980	14,771	14,636	14,630	14,492	13,840	14,288	13,947	13,687	13,431	12,765	13,397	13,205	13,813	13,799	13,501	13,205	13,162	12,939	12,946	13,113	13,459	13,067	12,958	12,730	12,551	12,420	12,355	12,184	12,143	12,006	11,898	11,892	11,586	11,448	11,307	11,160	11,316	11,317	11,313	11,042	10,950	10,832	10,791	10,335	10,315	10,575	10,689	10,680	10,165	10,292	10,684	10,524	10,693	10,620	10,574	10,656	10,337	10,442	10,454	10,260		10,075	10,187	9,908	10,000
Average Annual Return, Percent	8.77%	15.49%	9.07%			8.38%
Morningstar Balanced ETF Asset Allocation Portfolio Class I - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	11,430	11,430	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,270	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115		10,017	10,085	9,975	10,000
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)			1.35%
Morningstar Balanced ETF Asset Allocation Portfolio Class I - Bloomberg U.S. 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1000 Index
Account Value	$ 32,383	$ 32,383	$ 32,383	32,383	32,383	$ 32,383	31,336	29,924	31,272	30,298	28,735	28,345	27,007	24,688	25,307	26,551	27,028	26,126	24,472	24,336	24,051	23,309	23,886	22,378	23,765	22,559	20,898	23,039	23,958	21,907	23,876	23,937	26,317	25,479	26,210	27,827	26,788	27,148	25,381	26,595	25,838	25,298	24,637	24,546	23,300	22,476	21,830	21,995	21,111	18,889	19,342	20,070	18,699	17,688	17,302	16,421	14,505	16,706	18,190	18,158	17,659	17,017	16,668	16,392	16,690	16,425	15,356	16,386	15,751	15,489	14,976	13,808	15,198	14,880	16,025	15,970	15,454	14,939	14,844	14,472	14,427	14,759	15,319	14,516	14,359	13,935	13,619	13,332	13,295	13,039	12,944	12,777	12,640	12,629	12,160	11,919	11,700	11,260	11,486	11,474	11,459	11,036	11,011	10,810	10,751	10,056	10,064	10,641	10,829	10,792	9,989	10,270	10,926	10,718	10,925	10,778	10,709	10,842	10,253	10,541	10,566	10,302		10,055	10,240	9,836	10,000
Average Annual Return, Percent	14.25%	23.95%	14.54%			12.47%
Morningstar Balanced ETF Asset Allocation Portfolio Class II - Balanced Blended Benchmark- 2
Account Value [Line Items]
Line Graph and Table Measure Name						Balanced Blended Benchmark- 2
Account Value	$ 22,369	$ 22,369	$ 22,369	22,369	22,369	$ 22,369	21,819	21,055	21,797	21,308	20,753	20,566	19,739	18,411	18,759	19,503	19,738	19,368	18,652	18,680	18,463	17,894	18,342	17,478	18,134	17,311	16,586	17,866	18,517	17,393	18,415	18,349	19,662	19,434	19,875	20,687	20,164	20,225	19,411	20,036	19,691	19,334	19,017	18,914	18,274	17,889	17,693	17,849	17,438	16,306	16,599	16,990	16,336	15,715	15,493	15,036	13,875	15,021	15,688	15,578	15,304	14,980	14,771	14,636	14,630	14,492	13,840	14,288	13,947	13,687	13,431	12,765	13,397	13,205	13,813	13,799	13,501	13,205	13,162	12,939	12,946	13,113	13,459	13,067	12,958	12,730	12,551	12,420	12,355	12,184	12,143	12,006	11,898	11,892	11,586	11,448	11,307	11,160	11,316	11,317	11,313	11,042	10,950	10,832	10,791	10,335	10,315	10,575	10,689	10,680	10,165	10,292	10,684	10,524	10,693	10,620	10,574	10,656	10,337	10,442	10,454	10,260		10,075	10,187	9,908	10,000
Average Annual Return, Percent	8.77%	15.49%	9.07%			8.38%
Morningstar Balanced ETF Asset Allocation Portfolio Class II - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	11,430	11,430	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,270	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115		10,017	10,085	9,975	10,000
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)			1.35%
Morningstar Balanced ETF Asset Allocation Portfolio Class II - Bloomberg U.S. 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1000 Index
Account Value	$ 32,383	$ 32,383	$ 32,383	32,383	32,383	$ 32,383	31,336	29,924	31,272	30,298	28,735	28,345	27,007	24,688	25,307	26,551	27,028	26,126	24,472	24,336	24,051	23,309	23,886	22,378	23,765	22,559	20,898	23,039	23,958	21,907	23,876	23,937	26,317	25,479	26,210	27,827	26,788	27,148	25,381	26,595	25,838	25,298	24,637	24,546	23,300	22,476	21,830	21,995	21,111	18,889	19,342	20,070	18,699	17,688	17,302	16,421	14,505	16,706	18,190	18,158	17,659	17,017	16,668	16,392	16,690	16,425	15,356	16,386	15,751	15,489	14,976	13,808	15,198	14,880	16,025	15,970	15,454	14,939	14,844	14,472	14,427	14,759	15,319	14,516	14,359	13,935	13,619	13,332	13,295	13,039	12,944	12,777	12,640	12,629	12,160	11,919	11,700	11,260	11,486	11,474	11,459	11,036	11,011	10,810	10,751	10,056	10,064	10,641	10,829	10,792	9,989	10,270	10,926	10,718	10,925	10,778	10,709	10,842	10,253	10,541	10,566	10,302		10,055	10,240	9,836	10,000
Average Annual Return, Percent	14.25%	23.95%	14.54%			12.47%
Morningstar Growth ETF Asset Allocation Portfolio Class I - Growth Blended Benchmark- 2
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Blended Benchmark- 2
Account Value	$ 27,489	$ 27,489	$ 27,489	27,489	27,489	$ 27,489	26,673	25,572	26,575	25,861	24,869	24,552	23,518	21,733	22,176	23,178	23,507	22,921	21,785	21,757	21,463	20,748	21,274	20,137	21,130	20,085	18,909	20,605	21,425	19,863	21,339	21,280	23,065	22,521	23,126	24,234	23,407	23,523	22,276	23,178	22,636	22,166	21,729	21,595	20,679	20,027	19,651	19,839	19,242	17,661	18,061	18,630	17,643	16,834	16,550	15,928	14,400	16,000	17,062	17,002	16,603	16,136	15,852	15,635	15,753	15,567	14,701	15,431	14,946	14,662	14,296	13,408	14,395	14,147	14,991	14,942	14,544	14,123	14,057	13,772	13,751	14,018	14,472	13,868	13,734	13,408	13,161	12,959	12,905	12,685	12,625	12,465	12,345	12,334	11,939	11,756	11,570	11,289	11,474	11,473	11,463	11,121	11,058	10,901	10,859	10,282	10,279	10,673	10,817	10,797	10,114	10,304	10,830	10,637	10,828	10,723	10,649	10,775	10,320	10,529	10,548	10,311		10,094	10,223	9,885	10,000
Average Annual Return, Percent	11.96%	19.93%	12.04%			10.64%
Morningstar Growth ETF Asset Allocation Portfolio Class I - Bloomberg U.S. 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1000 Total Return Index
Account Value	$ 32,383	$ 32,383	$ 32,383	32,383	32,383	$ 32,383	31,336	29,924	31,272	30,298	28,735	28,345	27,007	24,688	25,307	26,551	27,028	26,126	24,472	24,336	24,051	23,309	23,886	22,378	23,765	22,559	20,898	23,039	23,958	21,907	23,876	23,937	26,317	25,479	26,210	27,827	26,788	27,148	25,381	26,595	25,838	25,298	24,637	24,546	23,300	22,476	21,830	21,995	21,111	18,889	19,342	20,070	18,699	17,688	17,302	16,421	14,505	16,706	18,190	18,158	17,659	17,017	16,668	16,392	16,690	16,425	15,356	16,386	15,751	15,489	14,976	13,808	15,198	14,880	16,025	15,970	15,454	14,939	14,844	14,472	14,427	14,759	15,319	14,516	14,359	13,935	13,619	13,332	13,295	13,039	12,944	12,777	12,640	12,629	12,160	11,919	11,700	11,260	11,486	11,474	11,459	11,036	11,011	10,810	10,751	10,056	10,064	10,641	10,829	10,792	9,989	10,270	10,926	10,718	10,925	10,778	10,709	10,842	10,253	10,541	10,566	10,302		10,055	10,240	9,836	10,000
Morningstar Growth E T F Asset Allocation Portfolio Class I Bloomberg U S 1000 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent	14.25%	23.95%	14.54%			12.47%
Morningstar Growth ETF Asset Allocation Portfolio Class II - Growth Blended Benchmark- 2
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Blended Benchmark- 2
Account Value	$ 27,489	$ 27,489	$ 27,489	27,489	27,489	$ 27,489	26,673	25,572	26,575	25,861	24,869	24,552	23,518	21,733	22,176	23,178	23,507	22,921	21,785	21,757	21,463	20,748	21,274	20,137	21,130	20,085	18,909	20,605	21,425	19,863	21,339	21,280	23,065	22,521	23,126	24,234	23,407	23,523	22,276	23,178	22,636	22,166	21,729	21,595	20,679	20,027	19,651	19,839	19,242	17,661	18,061	18,630	17,643	16,834	16,550	15,928	14,400	16,000	17,062	17,002	16,603	16,136	15,852	15,635	15,753	15,567	14,701	15,431	14,946	14,662	14,296	13,408	14,395	14,147	14,991	14,942	14,544	14,123	14,057	13,772	13,751	14,018	14,472	13,868	13,734	13,408	13,161	12,959	12,905	12,685	12,625	12,465	12,345	12,334	11,939	11,756	11,570	11,289	11,474	11,473	11,463	11,121	11,058	10,901	10,859	10,282	10,279	10,673	10,817	10,797	10,114	10,304	10,830	10,637	10,828	10,723	10,649	10,775	10,320	10,529	10,548	10,311		10,094	10,223	9,885	10,000
Average Annual Return, Percent	11.96%	19.93%	12.04%			10.64%
Morningstar Growth ETF Asset Allocation Portfolio Class II - Bloomberg U.S. 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1000 Total Return Index
Account Value	$ 32,383	$ 32,383	$ 32,383	32,383	32,383	$ 32,383	31,336	29,924	31,272	30,298	28,735	28,345	27,007	24,688	25,307	26,551	27,028	26,126	24,472	24,336	24,051	23,309	23,886	22,378	23,765	22,559	20,898	23,039	23,958	21,907	23,876	23,937	26,317	25,479	26,210	27,827	26,788	27,148	25,381	26,595	25,838	25,298	24,637	24,546	23,300	22,476	21,830	21,995	21,111	18,889	19,342	20,070	18,699	17,688	17,302	16,421	14,505	16,706	18,190	18,158	17,659	17,017	16,668	16,392	16,690	16,425	15,356	16,386	15,751	15,489	14,976	13,808	15,198	14,880	16,025	15,970	15,454	14,939	14,844	14,472	14,427	14,759	15,319	14,516	14,359	13,935	13,619	13,332	13,295	13,039	12,944	12,777	12,640	12,629	12,160	11,919	11,700	11,260	11,486	11,474	11,459	11,036	11,011	10,810	10,751	10,056	10,064	10,641	10,829	10,792	9,989	10,270	10,926	10,718	10,925	10,778	10,709	10,842	10,253	10,541	10,566	10,302		10,055	10,240	9,836	10,000
Morningstar Growth E T F Asset Allocation Portfolio Class I I Bloomberg U S 1000 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent	14.25%	23.95%	14.54%			12.47%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I - Aggressive Growth Blended Benchmark - 2
Account Value [Line Items]
Line Graph and Table Measure Name						Aggressive Growth Blended Benchmark - 2
Account Value	$ 31,924	$ 31,924	$ 31,924	31,924	31,924	$ 31,924	30,858	29,446	30,675	29,751	28,334	27,893	26,690	24,508	25,028	26,250	26,662	25,873	24,349	24,262	23,900	23,066	23,645	22,281	23,577	22,349	20,765	22,810	23,765	21,826	23,703	23,655	25,845	24,998	25,744	27,106	26,002	26,171	24,538	25,684	24,965	24,401	23,863	23,702	22,550	21,662	21,124	21,336	20,583	18,636	19,123	19,840	18,579	17,622	17,290	16,538	14,730	16,694	18,093	18,082	17,579	16,993	16,648	16,362	16,590	16,365	15,329	16,298	15,694	15,395	14,940	13,876	15,163	14,871	15,910	15,829	15,349	14,825	14,740	14,405	14,358	14,709	15,250	14,471	14,316	13,912	13,610	13,351	13,307	13,049	12,973	12,797	12,668	12,655	12,191	11,974	11,752	11,366	11,571	11,569	11,554	11,160	11,122	10,936	10,894	10,230	10,239	10,738	10,903	10,874	10,067	10,306	10,933	10,716	10,923	10,792	10,697	10,857	10,300	10,591	10,616	10,348		10,108	10,248	9,868	10,000
Average Annual Return, Percent	14.45%	23.39%	14.30%			12.31%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I - Bloomberg U.S. 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1000 Index
Account Value	$ 32,383	$ 32,383	$ 32,383	32,383	32,383	$ 32,383	31,336	29,924	31,272	30,298	28,735	28,345	27,007	24,688	25,307	26,551	27,028	26,126	24,472	24,336	24,051	23,309	23,886	22,378	23,765	22,559	20,898	23,039	23,958	21,907	23,876	23,937	26,317	25,479	26,210	27,827	26,788	27,148	25,381	26,595	25,838	25,298	24,637	24,546	23,300	22,476	21,830	21,995	21,111	18,889	19,342	20,070	18,699	17,688	17,302	16,421	14,505	16,706	18,190	18,158	17,659	17,017	16,668	16,392	16,690	16,425	15,356	16,386	15,751	15,489	14,976	13,808	15,198	14,880	16,025	15,970	15,454	14,939	14,844	14,472	14,427	14,759	15,319	14,516	14,359	13,935	13,619	13,332	13,295	13,039	12,944	12,777	12,640	12,629	12,160	11,919	11,700	11,260	11,486	11,474	11,459	11,036	11,011	10,810	10,751	10,056	10,064	10,641	10,829	10,792	9,989	10,270	10,926	10,718	10,925	10,778	10,709	10,842	10,253	10,541	10,566	10,302		10,055	10,240	9,836	10,000
Average Annual Return, Percent	14.25%	23.95%	14.54%			12.47%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II - Aggressive Growth Blended Benchmark - 2
Account Value [Line Items]
Line Graph and Table Measure Name						Aggressive Growth Blended Benchmark - 2
Account Value	$ 31,924	$ 31,924	$ 31,924	31,924	31,924	$ 31,924	30,858	29,446	30,675	29,751	28,334	27,893	26,690	24,508	25,028	26,250	26,662	25,873	24,349	24,262	23,900	23,066	23,645	22,281	23,577	22,349	20,765	22,810	23,765	21,826	23,703	23,655	25,845	24,998	25,744	27,106	26,002	26,171	24,538	25,684	24,965	24,401	23,863	23,702	22,550	21,662	21,124	21,336	20,583	18,636	19,123	19,840	18,579	17,622	17,290	16,538	14,730	16,694	18,093	18,082	17,579	16,993	16,648	16,362	16,590	16,365	15,329	16,298	15,694	15,395	14,940	13,876	15,163	14,871	15,910	15,829	15,349	14,825	14,740	14,405	14,358	14,709	15,250	14,471	14,316	13,912	13,610	13,351	13,307	13,049	12,973	12,797	12,668	12,655	12,191	11,974	11,752	11,366	11,571	11,569	11,554	11,160	11,122	10,936	10,894	10,230	10,239	10,738	10,903	10,874	10,067	10,306	10,933	10,716	10,923	10,792	10,697	10,857	10,300	10,591	10,616	10,348		10,108	10,248	9,868	10,000
Average Annual Return, Percent	14.45%	23.39%	14.30%			12.31%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II - Bloomberg U.S. 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1000 Index
Account Value	$ 32,383	$ 32,383	$ 32,383	32,383	32,383	$ 32,383	31,336	29,924	31,272	30,298	28,735	28,345	27,007	24,688	25,307	26,551	27,028	26,126	24,472	24,336	24,051	23,309	23,886	22,378	23,765	22,559	20,898	23,039	23,958	21,907	23,876	23,937	26,317	25,479	26,210	27,827	26,788	27,148	25,381	26,595	25,838	25,298	24,637	24,546	23,300	22,476	21,830	21,995	21,111	18,889	19,342	20,070	18,699	17,688	17,302	16,421	14,505	16,706	18,190	18,158	17,659	17,017	16,668	16,392	16,690	16,425	15,356	16,386	15,751	15,489	14,976	13,808	15,198	14,880	16,025	15,970	15,454	14,939	14,844	14,472	14,427	14,759	15,319	14,516	14,359	13,935	13,619	13,332	13,295	13,039	12,944	12,777	12,640	12,629	12,160	11,919	11,700	11,260	11,486	11,474	11,459	11,036	11,011	10,810	10,751	10,056	10,064	10,641	10,829	10,792	9,989	10,270	10,926	10,718	10,925	10,778	10,709	10,842	10,253	10,541	10,566	10,302		10,055	10,240	9,836	10,000
Average Annual Return, Percent	14.25%	23.95%	14.54%			12.47%
ALPS | Alerian Energy Infrastructure Portfolio Class I - Bloomberg U.S. 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1000 Index
Account Value	$ 32,383	$ 32,383	$ 32,383	32,383	32,383	$ 32,383	31,336	29,924	31,272	30,298	28,735	28,345	27,007	24,688	25,307	26,551	27,028	26,126	24,472	24,336	24,051	23,309	23,886	22,378	23,765	22,559	20,898	23,039	23,958	21,907	23,876	23,937	26,317	25,479	26,210	27,827	26,788	27,148	25,381	26,595	25,838	25,298	24,637	24,546	23,300	22,476	21,830	21,995	21,111	18,889	19,342	20,070	18,699	17,688	17,302	16,421	14,505	16,706	18,190	18,158	17,659	17,017	16,668	16,392	16,690	16,425	15,356	16,386	15,751	15,489	14,976	13,808	15,198	14,880	16,025	15,970	15,454	14,939	14,844	14,472	14,427	14,759	15,319	14,516	14,359	13,935	13,619	13,332	13,295	13,039	12,944	12,777	12,640	12,629	12,160	11,919	11,700	11,260	11,486	11,474	11,459	11,036	11,011	10,810	10,751	10,056	10,064	10,641	10,829	10,792	9,989	10,270	10,926	10,718	10,925	10,778	10,709	10,842	10,253	10,541	10,566	10,302		10,055	10,240	9,836	10,000
Average Annual Return, Percent	14.25%	23.95%	14.54%			12.47%
ALPS | Alerian Energy Infrastructure Portfolio Class III - Bloomberg U.S. 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1000 Index
Account Value	$ 32,383	$ 32,383	$ 32,383	$ 32,383	32,383	$ 32,383	31,336	29,924	31,272	30,298	28,735	28,345	27,007	24,688	25,307	26,551	27,028	26,126	24,472	24,336	24,051	23,309	23,886	22,378	23,765	22,559	20,898	23,039	23,958	21,907	23,876	23,937	26,317	25,479	26,210	27,827	26,788	27,148	25,381	26,595	25,838	25,298	24,637	24,546	23,300	22,476	21,830	21,995	21,111	18,889	19,342	20,070	18,699	17,688	17,302	16,421	14,505	16,706	18,190	18,158	17,659	17,017	16,668	16,392	16,690	16,425	15,356	16,386	15,751	15,489	14,976	13,808	15,198	14,880	16,025	15,970	15,454	14,939	14,844	14,472	14,427	14,759	15,319	14,516	14,359	13,935	13,619	13,332	13,295	13,039	12,944	12,777	12,640	12,629	12,160	11,919	11,700	11,260	11,486	11,474	11,459	11,036	11,011	10,810	10,751	10,056	10,064	10,641	10,829	10,792	9,989	10,270	10,926	10,718	10,925	10,778	10,709	10,842	10,253	10,541	10,566	10,302		$ 10,055	$ 10,240	$ 9,836	$ 10,000
Average Annual Return, Percent	14.25%	23.95%	14.54%			12.47%
ALPS Global Opportunity Portfolio Class I - Red Rocks Global Listed Private Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name				Red Rocks Global Listed Private Equity Index
Account Value	$ 22,936	$ 22,936	$ 22,936	$ 22,936	$ 22,936	$ 22,936	23,354	22,622	23,484	22,736	21,954	22,001	19,798	16,701	18,046	18,519	19,268	18,087	17,109	17,491	17,029	17,829	17,910	15,887	16,654	15,276	14,126	16,523	17,977	16,161	18,697	18,525	21,192	21,362	22,732	24,978	24,376	25,492	23,416	24,671	24,346	23,100	23,290	22,786	21,135	20,517	19,676	19,521	17,983	15,285	15,488	15,996	15,081	14,491	13,899	12,864	11,335	15,428	17,250	17,182	16,436	15,866	15,403	15,097	15,333	15,265	14,417	15,219	14,406	14,320	13,905	12,572	13,711	13,897	15,455	15,363	15,273	14,670	14,692	14,803	14,569	14,949	15,734	14,708	14,409	14,613	14,470	13,829	14,113	13,695	13,499	13,084	12,465	12,311	12,171	11,741	11,413	11,071	11,315	11,134	10,927	10,280	10,752	10,609	10,543	9,520	9,596	10,560	10,953	11,018	10,453	11,037	11,767	11,591	11,804	11,561	10,978	11,071	10,370	10,423	10,465	10,205	10,000
Average Annual Return, Percent	4.25%	26.81%	8.48%		8.95%
ALPS Global Opportunity Portfolio Class III - Red Rocks Global Listed Private Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name				Red Rocks Global Listed Private Equity Index
Account Value	$ 22,936	$ 22,936	$ 22,936	$ 22,936	$ 22,936	$ 22,936	$ 23,354	$ 22,622	$ 23,484	$ 22,736	$ 21,954	$ 22,001	$ 19,798	$ 16,701	$ 18,046	$ 18,519	$ 19,268	$ 18,087	$ 17,109	$ 17,491	$ 17,029	$ 17,829	$ 17,910	$ 15,887	$ 16,654	$ 15,276	$ 14,126	$ 16,523	$ 17,977	$ 16,161	$ 18,697	$ 18,525	$ 21,192	$ 21,362	$ 22,732	$ 24,978	$ 24,376	$ 25,492	$ 23,416	$ 24,671	$ 24,346	$ 23,100	$ 23,290	$ 22,786	$ 21,135	$ 20,517	$ 19,676	$ 19,521	$ 17,983	$ 15,285	$ 15,488	$ 15,996	$ 15,081	$ 14,491	$ 13,899	$ 12,864	$ 11,335	$ 15,428	$ 17,250	$ 17,182	$ 16,436	$ 15,866	$ 15,403	$ 15,097	$ 15,333	$ 15,265	$ 14,417	$ 15,219	$ 14,406	$ 14,320	$ 13,905	$ 12,572	$ 13,711	$ 13,897	$ 15,455	$ 15,363	$ 15,273	$ 14,670	$ 14,692	$ 14,803	$ 14,569	$ 14,949	$ 15,734	$ 14,708	$ 14,409	$ 14,613	$ 14,470	$ 13,829	$ 14,113	$ 13,695	$ 13,499	$ 13,084	$ 12,465	$ 12,311	$ 12,171	$ 11,741	$ 11,413	$ 11,071	$ 11,315	$ 11,134	$ 10,927	$ 10,280	$ 10,752	$ 10,609	$ 10,543	$ 9,520	$ 9,596	$ 10,560	$ 10,953	$ 11,018	$ 10,453	$ 11,037	$ 11,767	$ 11,591	$ 11,804	$ 11,561	$ 10,978	$ 11,071	$ 10,370	$ 10,423	$ 10,465	$ 10,205	$ 10,000
Average Annual Return, Percent	4.25%	26.81%	8.48%		8.95%